Issued Capital and Reserves	12 Months Ended
Dec. 31, 2019
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Issued Capital and Reserves
19.	Issued Capital and Reserves
The movements in issued capital and reserves for the years ended December 31, 2017, 2018 and 2019 are as follows:

(1)	Authorized shares and shares issued
The movements of authorized shares and shares issued for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Number of authorized shares (Share capital with no-par value)	Number of shares issued (Share capital with no-par value)	Share capital (In millions of yen)
		Common shares
January 1, 2017	690,000,000	217,775,500	77,856
Exercise of stock options (1)	—	19,713,500	12,513
Issuance of common shares (2)	—	1,007,810	2,000

December 31, 2017	690,000,000	238,496,810	92,369

Exercise of stock options (1)	—	855,500	1,195
Issuance of common shares (3)	—	1,172,332	2,500

December 31, 2018	690,000,000	240,524,642	96,064

Exercise of stock options (1)	—	608,500	673

December 31, 2019	690,000,000	241,133,142	96,737

(1)	Refer to Note 27 Share-Based Payments for further details.
(2)
In conjunction with the introduction of the Employee Stock Ownership Plans Trust
(J-ESOP)
on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issued shares was 4,000 million yen, which increased share capital by 2,000 million yen.

(3)
The Group implements the Employee Stock Ownership Plans Trust
(J-ESOP)
and issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share capital by 2,500 million yen.

(2)	Share premium and retained earnings
Share premium
The movements in share premium for the years ended December 31, 2017, 2018 and 2019 are as follows:

				(In millions of yen)
	Share-based payments (1)	Common control business combinations	Others (2)	Share premium total
January 1, 2017	21,935	294	68,979	91,208
Share-based payments	1,882	—	—	1,882
Exercise of stock options	(16,746)	—	15,721	(1,025)
Forfeiture of stock options	(9)	—	—	(9)
Issuance of common shares (4)	—	—	2,000	2,000
Cost related to issuance of common shares (3)	—	—	(73)	(73)
Acquisition of non-controlling interest	—	—	(423)	(423)

December 31, 2017	7,062	294	86,204	93,560

Share-based payments	1,336	—	—	1,336
Exercise of stock options	(1,652)	—	1,459	(193)
Forfeiture of stock options	(37)	—	—	(37)
Issuance of common shares (5)	—	—	2,500	2,500
Issuance of convertible bonds with stock acquisition rights (6)	—	—	4,175	4,175
Cost related to issuance of common shares (3)	—	—	(18)	(18)
Changes in interest in subsidiaries (7)	—	(488)	17,928	17,440
Disposal of treasury shares	(167)	—	30	(137)

December 31, 2018	6,542	(194)	112,278	118,626

Share-based payments	1,682	—	—	1,682
Exercise of stock options	(958)	—	859	(99)
Forfeiture of stock options	(51)	—	—	(51)
Cost related to issuance of common shares (3)	—	—	(3)	(3)
Changes in interest in subsidiaries (8)	—	—	1,715	1,715
Disposal of treasury shares	(512)	—	(59)	(571)

December 31, 2019	6,703	(194)	114,790	121,299

(1)	Refer to Note 27 Share-Based Payments for further details.
(2)	Others mainly consists of capital reserve required under the Companies Act of Japan.
(3)	Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects.
(4)
In conjunction with the introduction of the Employee Stock Ownership Plans Trust
(J-ESOP)
on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issuance price of shares was 4,000 million yen, which increased share premium by 2,000 million yen.

(5)
The Group implements the Employee Stock Ownership Plan
((J-ESOP)
and issued 1,172,332 common shares to Trust & Custody Services Bank Ltd. on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share premium by 2,500 million yen.

(6)	Refer to Note 15 Financial Assets and Financial Liabilities for further details.
(7)
Changes in interest in subsidiaries for the fiscal year ended December 31, 2018 include increase in share premium of 17,892 million yen due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the decrease in share premium of 488 million yen due to the changes in the percentage of ownership resulting from absorption type mergers within subsidiaries of the Group.

(8)
Changes in interest in subsidiaries for the fiscal year ended December 31, 2019 is due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the changes in the percentage of ownership resulting from acquisition of additional interest in subsidiaries of the Group.

Under the Companies Act of Japan, at least 50% of the proceeds of certain issuances of share capital shall be credited to share capital. The remaining proceeds shall be credited to share premium. The Companies Act permits, upon approval at the general meeting of shareholders, the transfer of amounts from share premium to share capital.
Retained earnings
The Companies Act of Japan requires that an amount equal to at least 10% of dividends from surplus, as defined under the Companies Act, shall be appropriated as capital reserve (part of share premium) or appropriated for legal earnings reserve (part of retained earnings) until the aggregate amount of capital reserve and legal earnings reserve is equal to 25% of share capital. The legal earnings reserve may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval at the general meeting of shareholders. The Company has not declared or paid cash dividends to date, and therefore no legal earnings reserves have been recorded as of December 31, 2018 and 2019.

(3)	Treasury shares
The movements in treasury shares for the year ended December 31, 2017, 2018 and 2019 are as follows:

	Number of shares (Common share with no-par value)	Amount (In millions of yen)
January 1, 2017	—	—
Increase during the year (1)	1,007,810	4,000
Decrease during year (2)	(100)	(0)

December 31, 2017	1,007,710	4,000

Increase during the year (1)	1,173,285	5,004
Decrease during the year (2)	(201,220)	(799)

December 31, 2018	1,979,775	8,205

Increase during the year	1,739	8
Decrease during the year (2)	(457,122)	(1,905)

December 31, 2019	1,524,392	6,308

(1)
In conjunction with the introduction of the Employee Stock Ownership Plan
(J-ESOP)
on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account), of which total amount was 4,000 million yen. Additionally, the Group issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen.

(2)	Decrease is due to the sales of shares by Trust & Custody Services Bank, Ltd. (Trust E account).